Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.10%
Australia–1.26%
CSL Ltd.	747,244	$138,773,133
Canada–4.84%
Alimentation Couche-Tard, Inc.	4,805,005	193,802,940
CAE, Inc.(a)	5,716,227	144,350,302
Dollarama, Inc.	2,412,240	124,469,041
Shopify, Inc., Class A(a)	74,238	71,656,621
		534,278,904
Denmark–3.18%
Ascendis Pharma A/S, ADR(a)	549,528	66,844,586
Novo Nordisk A/S, Class B	2,837,255	284,033,333
		350,877,919
France–15.39%
Adevinta ASA, Class B(a)	5,494,041	57,636,468
Airbus SE(a)	1,492,140	190,485,412
Dassault Systemes SE	2,901,114	139,684,245
Edenred	2,116,054	90,690,561
EssilorLuxottica S.A.	373,271	70,781,409
Hermes International	238,389	357,162,565
Kering S.A.	153,906	114,911,384
L’Oreal S.A.	300,029	128,434,303
LVMH Moet Hennessy Louis Vuitton SE	358,738	294,966,752
Sartorius Stedim Biotech	353,818	154,908,161
SEB S.A.	364,485	55,307,505
Worldline S.A.(a)(b)	875,553	42,535,285
		1,697,504,050
Germany–6.26%
CTS Eventim AG & Co. KGaA(a)	2,372,664	166,909,589
Hypoport SE(a)	58,858	25,799,362
Infineon Technologies AG	4,470,539	182,617,316
SAP SE	452,717	56,051,063
Siemens AG	613,358	96,439,212
Siemens Healthineers AG(b)	2,560,914	163,259,774
		691,076,316
India–3.58%
Dr Lal PathLabs Ltd.(b)	2,280,339	90,944,640
Reliance Industries Ltd.	9,497,679	303,631,360
		394,576,000
Ireland–1.95%
Flutter Entertainment PLC(a)	1,413,519	214,665,250
Italy–1.64%
Davide Campari-Milano N.V.	14,440,980	180,597,595
Japan–8.59%
Benefit One, Inc.	3,531,100	107,302,754
Daikin Industries Ltd.	841,400	176,774,430
Hitachi Ltd.	1,415,700	73,793,063
Hoya Corp.	741,410	96,007,746
Keyence Corp.	331,584	170,520,977
Kobe Bussan Co. Ltd.(c)	3,116,400	97,044,046
Shares		Value
Japan–(continued)
Nidec Corp.	1,484,840	$131,584,662
Nihon M&A Center Holdings, Inc.	6,035,000	95,072,868
		948,100,546
Netherlands–6.20%
Aalberts N.V.	2,404,063	147,954,661
Adyen N.V.(a)(b)	74,131	151,167,378
ASML Holding N.V.	482,728	330,186,624
Boskalis Westminster	207,424	5,892,157
Shop Apotheke Europe N.V.(a)(b)(c)	379,312	49,024,572
		684,225,392
New Zealand–1.00%
Xero Ltd.(a)	1,365,920	110,824,709
Singapore–0.81%
STMicroelectronics N.V.	1,894,995	89,054,267
Spain–1.43%
Amadeus IT Group S.A.(a)	2,299,882	157,791,837
Sweden–6.82%
Atlas Copco AB, Class A	3,280,385	192,799,087
Epiroc AB, Class A	11,198,984	238,041,742
SKF AB, Class B	7,163,742	157,464,494
Swedish Match AB	21,288,389	164,000,685
		752,306,008
Switzerland–5.99%
Barry Callebaut AG	31,221	71,742,717
IWG PLC(a)	23,907,397	92,215,835
Lonza Group AG	110,788	76,258,980
Sika AG(c)	576,036	201,611,125
Temenos AG	389,936	46,662,857
VAT Group AG(b)	337,869	137,465,859
Zur Rose Group AG(a)	143,320	35,210,337
		661,167,710
Taiwan–2.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,890,000	270,770,731
United Kingdom–17.05%
Alphawave IP Group PLC(a)(c)	11,934,398	25,981,436
Britvic PLC	10,225,685	125,729,868
Ceres Power Holdings PLC(a)(c)	4,504,021	37,400,711
Compass Group PLC	9,303,602	211,183,345
ConvaTec Group PLC(b)	24,163,544	57,249,189
Electrocomponents PLC	6,280,761	94,653,159
Entain PLC(a)	8,565,514	185,065,720
Legal & General Group PLC	23,744,370	92,633,061
London Stock Exchange Group PLC	1,824,038	178,170,229
Melrose Industries PLC	74,561,453	151,791,295
Next PLC	2,245,765	228,534,540
Ocado Group PLC(a)	11,288,819	229,874,591
Rentokil Initial PLC	9,755,512	68,214,770
Rightmove PLC	14,613,061	128,542,679

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United Kingdom–(continued)
Trainline PLC(a)(b)	21,739,880	$66,248,143
		1,881,272,736
United States–9.66%
Atlassian Corp. PLC, Class A(a)	422,743	137,112,464
EPAM Systems, Inc.(a)	481,178	229,108,093
Ferguson PLC	1,033,042	162,615,407
James Hardie Industries PLC, CDI	6,906,258	231,896,251
Medtronic PLC	833,291	86,237,285
ResMed, Inc.	955,708	218,474,849
		1,065,444,349
Total Common Stocks & Other Equity Interests (Cost $5,973,075,790)		10,823,307,452
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Acquired 07/12/2001-12/22/2011; Cost $0)(d) (Cost $0)	17,213,928	477,508
Money Market Funds–1.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	50,124,969	50,124,969
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	36,626,074	36,629,736
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	57,285,679	$57,285,679
Total Money Market Funds (Cost $144,044,046)		144,040,384
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.40% (Cost $6,117,119,836)		10,967,825,344
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.93%
Invesco Private Government Fund, 0.02%(e)(f)(g)	63,749,120	63,749,120
Invesco Private Prime Fund, 0.11%(e)(f)(g)	148,718,203	148,747,942
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $212,498,790)		212,497,062
TOTAL INVESTMENTS IN SECURITIES—101.33% (Cost $6,329,618,626)		11,180,322,406
OTHER ASSETS LESS LIABILITIES–(1.33)%		(147,279,633)
NET ASSETS–100.00%		$11,033,042,773
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $757,894,840, which represented 6.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,257,016	$126,222,221	$(160,354,268)	$-	$-	$50,124,969	$2,806
Invesco Liquid Assets Portfolio, Institutional Class	62,153,130	90,158,729	(115,674,672)	(3,578)	(3,873)	36,629,736	1,102
Invesco Treasury Portfolio, Institutional Class	96,293,733	144,253,967	(183,262,021)	-	-	57,285,679	1,265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,872,592	117,133,134	(144,256,606)	-	-	63,749,120	705*
Invesco Private Prime Fund	212,036,049	253,319,796	(316,614,391)	(1,728)	8,216	148,747,942	8,659*
Total	$545,612,520	$731,087,847	$(920,161,958)	$(5,306)	$4,343	$356,537,446	$14,537

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$138,773,133	$—	$138,773,133
Canada	534,278,904	—	—	534,278,904
Denmark	66,844,586	284,033,333	—	350,877,919
France	—	1,697,504,050	—	1,697,504,050
Germany	—	691,076,316	—	691,076,316
India	477,508	394,576,000	—	395,053,508
Ireland	—	214,665,250	—	214,665,250
Italy	—	180,597,595	—	180,597,595
Japan	—	948,100,546	—	948,100,546
Netherlands	—	684,225,392	—	684,225,392
New Zealand	—	110,824,709	—	110,824,709
Singapore	—	89,054,267	—	89,054,267
Spain	—	157,791,837	—	157,791,837
Sweden	—	752,306,008	—	752,306,008
Switzerland	—	661,167,710	—	661,167,710
Taiwan	—	270,770,731	—	270,770,731
United Kingdom	—	1,881,272,736	—	1,881,272,736
United States	670,932,691	394,511,658	—	1,065,444,349
Money Market Funds	144,040,384	212,497,062	—	356,537,446
Total Investments	$1,416,574,073	$9,763,748,333	$—	$11,180,322,406
Invesco Oppenheimer International Growth Fund